Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Core Plus Fund - Class A | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
BNY Mellon Core Plus Fund - Class A | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
BNY Mellon Core Plus Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Core Plus Fund - Class A | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Core Plus Fund - Class A | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class A | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Core Plus Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Core Plus Fund - Class A | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Core Plus Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Core Plus Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Core Plus Fund - Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class A | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Core Plus Fund - Class A | Net Other Assets and Liabilities Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Core Plus Fund - Class A | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
BNY Mellon Core Plus Fund - Class A | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
BNY Mellon Core Plus Fund - Class A | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Core Plus Fund - Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class A | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Core Plus Fund - Class A | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class A | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Core Plus Fund - Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class A | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Core Plus Fund - Class A | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Core Plus Fund - Class A | Net Other Assets and Liabilities Allocation Of Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon Core Plus Fund - Class C | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
BNY Mellon Core Plus Fund - Class C | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
BNY Mellon Core Plus Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Core Plus Fund - Class C | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Core Plus Fund - Class C | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class C | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Core Plus Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Core Plus Fund - Class C | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Core Plus Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Core Plus Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Core Plus Fund - Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class C | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Core Plus Fund - Class C | Net Other Assets and Liabilities Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Core Plus Fund - Class C | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
BNY Mellon Core Plus Fund - Class C | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
BNY Mellon Core Plus Fund - Class C | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Core Plus Fund - Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class C | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Core Plus Fund - Class C | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class C | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Core Plus Fund - Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class C | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Core Plus Fund - Class C | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Core Plus Fund - Class C | Net Other Assets and Liabilities Allocation Of Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon Core Plus Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
BNY Mellon Core Plus Fund - Class I | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
BNY Mellon Core Plus Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Core Plus Fund - Class I | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Core Plus Fund - Class I | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class I | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Core Plus Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Core Plus Fund - Class I | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Core Plus Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Core Plus Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Core Plus Fund - Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class I | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Core Plus Fund - Class I | Net Other Assets and Liabilities Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Core Plus Fund - Class I | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
BNY Mellon Core Plus Fund - Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
BNY Mellon Core Plus Fund - Class I | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Core Plus Fund - Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class I | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Core Plus Fund - Class I | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class I | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Core Plus Fund - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class I | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Core Plus Fund - Class I | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Core Plus Fund - Class I | Net Other Assets and Liabilities Allocation Of Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon Core Plus Fund - Class Y | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
BNY Mellon Core Plus Fund - Class Y | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
BNY Mellon Core Plus Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Core Plus Fund - Class Y | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Core Plus Fund - Class Y | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class Y | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Core Plus Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Core Plus Fund - Class Y | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Core Plus Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Core Plus Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Core Plus Fund - Class Y | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class Y | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class Y | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Core Plus Fund - Class Y | Net Other Assets and Liabilities Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Core Plus Fund - Class Y | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
BNY Mellon Core Plus Fund - Class Y | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
BNY Mellon Core Plus Fund - Class Y | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
BNY Mellon Core Plus Fund - Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Core Plus Fund - Class Y | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Core Plus Fund - Class Y | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Core Plus Fund - Class Y | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Core Plus Fund - Class Y | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Core Plus Fund - Class Y | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Core Plus Fund - Class Y | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Core Plus Fund - Class Y | Net Other Assets and Liabilities Allocation Of Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%